Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases
Schedule of right-of-use assets

Right-of-use assets

	Land &	IT
	buildings	equipment	Total
	$'000	$'000	$'000
Cost
At 1 October 2022	6,276	704	6,980
Additions	1,100	—	1,100
Foreign exchange on translation	635	—	635
At 30 September 2023	8,011	704	8,715
At 1 October 2023	8,011	704	8,715
Modifications	—	(82)	(82)
Disposals	(7,580)	(365)	(7,945)
Foreign exchange on translation	669	—	669
At 30 September 2024	1,100	257	1,357
At 1 October 2024	1,100	257	1,357
Additions	—	—	—
Modifications	—	21	21
Disposals	—	(206)	(206)
Foreign exchange on translation	—	7	7
At 30 September 2025	1,100	79	1,179
Depreciation
At 1 October 2022	(761)	(80)	(841)
Charge	(1,395)	(247)	(1,642)
Foreign exchange on translation	(77)	(14)	(91)
At 30 September 2023	(2,233)	(341)	(2,574)
At 1 October 2023	(2,233)	(341)	(2,574)
Charge	(1,230)	(201)	(1,431)
Disposals	3,382	354	3,736
Foreign exchange on translation	(273)	(4)	(277)
At 30 September 2024	(354)	(192)	(546)
At 1 October 2024	(354)	(192)	(546)
Charge	(203)	(38)	(241)
Disposals		206	206
Foreign exchange on translation	(1)	(2)	(3)
At 30 September 2025	(558)	(26)	(584)
Net Book Value
At 30 September 2025	542	53	595
At 30 September 2024	746	65	811
At 30 September 2023	5,778	363	6,141

Schedule of lease liability

	2025	2024	2023
	$'000	$'000	$'000
Current liabilities
Lease liabilities	265	286	2,118

Non-current liabilities
Lease liabilities	454	704	6,284
	719	990	8,402

Schedule of amounts recognised in profit or loss for leases

	2025	2024	2023
	$'000	$'000	$'000

Depreciation expense on right of use assets	241	1,432	1,642
Interest on lease liabilities	48	223	284
Expense relating to short-term leases	—	74	3

Total	289	1,729	1,929

Schedule of amounts recognised in cash flow statement for leases	Amounts recognised in statement of cash flows

	2025	2024	2023
	$'000	$'000	$'000

Total cash outflow for leases	(298)	(3,219)	(1,599)

Total	(298)	(3,219)	(1,599)